Provision for Restructuring and Other Costs (Tables)	9 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provision for Restructuring and Other Costs

The changes in the Company’s provision for restructuring and other costs can be summarized as follows:

	Cetrotide(R) onerous contracts	German Restructuring: onerous lease	German Restructuring: severance	Total
	$	$	$	$
Balance – January 1, 2019	547	663	88	1,298

Adoption of IFRS 16 (note 4)	—	(663)	—	(663)
Utilization of provision	(73)	—	—	(73)
Change in provision	56	—	773	829
Impact of foreign exchange rate changes	(23)	—	(126)	(149)
Balance – September 30, 2019	507	—	735	1,242
Less current portion	(142)	—	(735)	(877)
Non-current portion	365	—	—	365